SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.      SUBSEQUENT EVENTS

On March 2, 2024, CASI received a notice from Juventas, which purported to terminate the CNCT19 Agreements. The Company is currently involved in arbitration proceedings against Juventas. See “Note 1 – License and Distribution Agreements” for further information.